Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of financial liabilities [abstract]
Schedule of Financial Liabilities

(CHF in millions)	6/30/2023	12/31/2022

Current lease liabilities	23.4	21.6
Other financial liabilities	10.3	9.5
Total other current financial liabilities at amortized cost	33.7	31.2
Non-current lease liabilities	140.9	138.8
Total other non-current financial liabilities at amortized cost	140.9	138.8
Total current and non-current financial liabilities	174.7	170.0

Schedule of Contractual Obligation of Leases
Contractual maturities of On’s financial liabilities:

(CHF in millions)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	6/30/2023

Trade payables	90.0	—	—	—	90.0
Current lease liabilities	6.4	20.1	—	—	26.5
Other financial liabilities	10.3	—	—	—	10.3
Other current financial liabilities	16.7	20.1	—	—	36.8
Non-current lease liabilities	—	—	74.2	83.5	157.7
Other non-current financial liabilities	—	—	74.2	83.5	157.7

(CHF in millions)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years		Due > 5 years	12/31/2022

Trade payables	111.0	—	—		—	111.0
Current lease liabilities	5.8	18.5	—		—	24.4
Other financial liabilities	9.5	—	—		—	9.5
Other current financial liabilities	15.4	18.5	—		—	33.9
Non-current lease liabilities	—	—	73.6	#SHEET!	79.7	153.3
Other non-current financial liabilities	—	—	73.6	#SHEET!	79.7	153.3

Assets, collateralized security
The following assets have been pledged in relation to the financial liabilities resulting from the three facilities:

(CHF in millions)	6/30/2023	12/31/2022

Trade receivables	45.4	43.4
Inventory	137.4	234.9
Assets pledged	182.9	278.3